PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment
Total	$ 8,945		$ 8,813
Less accumulated depreciation	(4,535)		(4,438)
Net	4,410	[1]	4,375	[1]	$ 3,759
Depreciation expense	365		398		391
Depreciation expense related to discontinued operations	0		0		$ 2
Land
Property, Plant and Equipment
Total	208		227
Buildings
Property, Plant and Equipment
Total	793		799
Plant and equipment
Property, Plant and Equipment
Total	7,009		6,918
Construction in progress
Property, Plant and Equipment
Total	$ 935		$ 869

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”